CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	20,196	$ 2,072,514
Curtiss-Wright Corp.	8,444	2,161,157
Hexcel Corp.	18,572	1,352,970
Woodward, Inc.	13,340	2,055,961
		$ 7,642,602
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	26,265	$ 1,412,006
		$ 1,412,006
Automobile Components — 1.3%
Adient PLC(1)	20,121	$662,384
Autoliv, Inc.	16,219	1,953,254
Fox Factory Holding Corp.(1)	9,502	494,769
Gentex Corp.	51,502	1,860,252
Goodyear Tire & Rubber Co.(1)	62,607	859,594
Lear Corp.	12,577	1,822,156
Visteon Corp.(1)	6,141	722,243
		$8,374,652
Automobiles — 0.4%
Harley-Davidson, Inc.	27,983	$1,223,976
Thor Industries, Inc.	11,764	1,380,388
		$2,604,364
Banks — 5.1%
Associated Banc-Corp.	32,873	$707,098
Bank OZK	23,232	1,056,127
Cadence Bank	40,332	1,169,628
Columbia Banking System, Inc.	46,053	891,126
Commerce Bancshares, Inc.	26,222	1,395,010
Cullen/Frost Bankers, Inc.	14,142	1,591,965
East West Bancorp, Inc.	31,117	2,461,666
F.N.B. Corp.	79,229	1,117,129
First Financial Bankshares, Inc.	28,392	931,542
First Horizon Corp.	123,376	1,899,990
Glacier Bancorp, Inc.	24,482	986,135
Hancock Whitney Corp.	19,051	877,108
Home BancShares, Inc.	41,432	1,017,984
International Bancshares Corp.	11,968	671,884
New York Community Bancorp, Inc.	159,525	513,670
Old National Bancorp	64,611	1,124,878
Pinnacle Financial Partners, Inc.	16,772	1,440,379
Prosperity Bancshares, Inc.	20,692	1,361,120
SouthState Corp.	16,795	1,428,079
Synovus Financial Corp.	32,290	1,293,537
Texas Capital Bancshares, Inc.(1)	10,417	641,166
UMB Financial Corp.	9,632	837,888
Security	Shares	Value
Banks (continued)
United Bankshares, Inc.	29,793	$ 1,066,291
Valley National Bancorp	94,161	749,522
Webster Financial Corp.	37,985	1,928,498
Wintrust Financial Corp.	13,521	1,411,457
Zions Bancorp NA	32,669	1,417,835
		$ 31,988,712
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	2,080	$ 633,194
Celsius Holdings, Inc.(1)	32,738	2,714,635
Coca-Cola Consolidated, Inc.	1,037	877,727
		$4,225,556
Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(1)	27,181	$777,377
Cytokinetics, Inc.(1)	21,622	1,515,918
Exelixis, Inc.(1)	66,859	1,586,564
Halozyme Therapeutics, Inc.(1)	29,167	1,186,514
Neurocrine Biosciences, Inc.(1)	21,943	3,026,379
Roivant Sciences Ltd.(1)	74,400	784,176
United Therapeutics Corp.(1)	10,363	2,380,588
		$11,257,516
Broadline Retail — 0.4%
Macy's, Inc.	60,438	$1,208,156
Nordstrom, Inc.	21,731	440,487
Ollie's Bargain Outlet Holdings, Inc.(1)	13,624	1,084,062
		$2,732,705
Building Products — 3.5%
Advanced Drainage Systems, Inc.	15,062	$2,594,279
Carlisle Cos., Inc.	10,708	4,195,930
Fortune Brands Innovations, Inc.	27,842	2,357,382
Lennox International, Inc.	7,062	3,451,623
Owens Corning	19,624	3,273,283
Simpson Manufacturing Co., Inc.	9,422	1,933,206
Trex Co., Inc.(1)	23,978	2,391,806
UFP Industries, Inc.	13,648	1,678,840
		$21,876,349
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	7,465	$1,250,163
Carlyle Group, Inc.	47,737	2,239,343
Evercore, Inc., Class A	7,653	1,473,891
Federated Hermes, Inc.	18,018	650,810
Houlihan Lokey, Inc.	11,493	1,473,288
Interactive Brokers Group, Inc., Class A	23,629	2,639,596
Janus Henderson Group PLC	29,292	963,414
Jefferies Financial Group, Inc.	37,170	1,639,197
Morningstar, Inc.	5,751	1,773,436

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	22,081	$ 1,587,624
Stifel Financial Corp.	22,521	1,760,466
		$ 17,451,228
Chemicals — 2.3%
Arcadium Lithium PLC(1)(2)	227,037	$ 978,529
Ashland, Inc.	11,047	1,075,646
Avient Corp.	20,300	881,020
Axalta Coating Systems Ltd.(1)	48,594	1,671,148
Cabot Corp.	12,198	1,124,655
Chemours Co.	32,864	863,009
NewMarket Corp.	1,527	969,065
Olin Corp.	26,506	1,558,553
RPM International, Inc.	28,445	3,383,533
Scotts Miracle-Gro Co.(2)	9,320	695,179
Westlake Corp.	7,064	1,079,379
		$14,279,716
Commercial Services & Supplies — 1.3%
Brink's Co.	9,947	$918,904
Clean Harbors, Inc.(1)	11,120	2,238,567
MSA Safety, Inc.	8,159	1,579,501
Stericycle, Inc.(1)	20,429	1,077,630
Tetra Tech, Inc.	11,757	2,171,635
		$7,986,237
Communications Equipment — 0.4%
Ciena Corp.(1)	31,977	$1,581,263
Lumentum Holdings, Inc.(1)	14,794	700,496
		$2,281,759
Construction & Engineering — 2.3%
AECOM	29,995	$2,941,910
Comfort Systems USA, Inc.	7,886	2,505,461
EMCOR Group, Inc.	10,387	3,637,527
Fluor Corp.(1)	37,619	1,590,531
MasTec, Inc.(1)	13,346	1,244,515
MDU Resources Group, Inc.	45,016	1,134,403
Valmont Industries, Inc.	4,613	1,053,056
		$14,107,403
Construction Materials — 0.5%
Eagle Materials, Inc.	7,597	$2,064,485
Knife River Corp.(1)	12,503	1,013,743
		$3,078,228
Consumer Finance — 0.7%
Ally Financial, Inc.	59,940	$2,432,965
FirstCash Holdings, Inc.	8,177	1,042,894
Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	48,580	$ 1,058,558
		$ 4,534,417
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.(1)	29,528	$ 2,233,793
Casey's General Stores, Inc.	8,183	2,605,876
Grocery Outlet Holding Corp.(1)	22,153	637,563
Performance Food Group Co.(1)	34,357	2,564,407
Sprouts Farmers Market, Inc.(1)	22,425	1,445,964
U.S. Foods Holding Corp.(1)	49,941	2,695,316
		$12,182,919
Containers & Packaging — 1.6%
AptarGroup, Inc.	14,524	$2,089,858
Berry Global Group, Inc.	25,558	1,545,748
Crown Holdings, Inc.	26,396	2,092,147
Graphic Packaging Holding Co.	67,576	1,971,868
Greif, Inc., Class A	5,713	394,483
Silgan Holdings, Inc.	17,871	867,816
Sonoco Products Co.	21,629	1,251,021
		$10,212,941
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	790	$606,467
Grand Canyon Education, Inc.(1)	6,526	888,907
H&R Block, Inc.	30,767	1,510,967
Service Corp. International	32,622	2,420,879
		$5,427,220
Diversified REITs — 0.4%
W.P. Carey, Inc.	48,283	$2,725,092
		$2,725,092
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	48,837	$1,196,507
Iridium Communications, Inc.	27,346	715,371
		$1,911,878
Electric Utilities — 0.8%
ALLETE, Inc.	12,873	$767,746
IDACORP, Inc.	11,176	1,038,138
OGE Energy Corp.	44,223	1,516,849
PNM Resources, Inc.	19,251	724,608
Portland General Electric Co.	22,328	937,776
		$4,985,117
Electrical Equipment — 1.5%
Acuity Brands, Inc.	6,729	$1,808,284
EnerSys	8,920	842,583
nVent Electric PLC	36,633	2,762,129

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	14,650	$ 2,638,465
Sensata Technologies Holding PLC	33,419	1,227,814
		$ 9,279,275
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.(1)	11,958	$ 1,548,083
Avnet, Inc.	19,979	990,559
Belden, Inc.	9,203	852,290
Cognex Corp.	38,009	1,612,342
Coherent Corp.(1)	29,185	1,769,195
Crane NXT Co.	10,827	670,191
IPG Photonics Corp.(1)	6,527	591,933
Littelfuse, Inc.	5,496	1,331,955
Novanta, Inc.(1)	7,907	1,381,906
TD SYNNEX Corp.	12,579	1,422,685
Vishay Intertechnology, Inc.	27,873	632,160
Vontier Corp.	34,075	1,545,642
		$14,348,941
Energy Equipment & Services — 1.0%
ChampionX Corp.	42,141	$1,512,441
NOV, Inc.	86,979	1,697,830
Valaris Ltd.(1)	13,842	1,041,749
Weatherford International PLC(1)	15,924	1,837,948
		$6,089,968
Entertainment — 0.2%
TKO Group Holdings, Inc.	13,210	$1,141,476
		$1,141,476
Financial Services — 1.8%
Equitable Holdings, Inc.	69,192	$2,629,988
Essent Group Ltd.	23,573	1,402,829
Euronet Worldwide, Inc.(1)	9,674	1,063,463
MGIC Investment Corp.	60,089	1,343,590
Voya Financial, Inc.	22,713	1,678,945
Western Union Co.	77,291	1,080,528
WEX, Inc.(1)	9,436	2,241,333
		$11,440,676
Food Products — 1.1%
Darling Ingredients, Inc.(1)	35,225	$1,638,315
Flowers Foods, Inc.	42,420	1,007,475
Ingredion, Inc.	14,394	1,681,939
Lancaster Colony Corp.	4,501	934,543
Pilgrim's Pride Corp.(1)	9,028	309,841
Post Holdings, Inc.(1)	11,219	1,192,355
		$6,764,468
Security	Shares	Value
Gas Utilities — 0.9%
National Fuel Gas Co.	20,274	$ 1,089,119
New Jersey Resources Corp.	21,542	924,367
ONE Gas, Inc.	12,229	789,138
Southwest Gas Holdings, Inc.	13,276	1,010,702
Spire, Inc.	12,125	744,111
UGI Corp.	46,253	1,135,049
		$ 5,692,486
Ground Transportation — 2.0%
Avis Budget Group, Inc.	4,079	$499,514
Hertz Global Holdings, Inc.(1)	30,017	235,033
Knight-Swift Transportation Holdings, Inc.	35,614	1,959,482
Landstar System, Inc.	7,937	1,529,936
Ryder System, Inc.	9,786	1,176,180
Saia, Inc.(1)	5,862	3,429,270
Werner Enterprises, Inc.	13,976	546,741
XPO, Inc.(1)	25,607	3,124,822
		$12,500,978
Health Care Equipment & Supplies — 2.1%
Enovis Corp.(1)	11,132	$695,193
Envista Holdings Corp.(1)	37,845	809,126
Globus Medical, Inc., Class A(1)	25,472	1,366,318
Haemonetics Corp.(1)	11,204	956,261
Integra LifeSciences Holdings Corp.(1)	15,017	532,353
Lantheus Holdings, Inc.(1)	15,122	941,193
LivaNova PLC(1)	12,085	676,035
Masimo Corp.(1)	9,800	1,439,130
Neogen Corp.(1)	44,134	696,435
Penumbra, Inc.(1)	8,522	1,901,940
QuidelOrtho Corp.(1)	11,085	531,415
Shockwave Medical, Inc.(1)	8,147	2,652,908
		$13,198,307
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(1)	20,361	$1,612,999
Amedisys, Inc.(1)	7,319	674,519
Chemed Corp.	3,326	2,135,059
Encompass Health Corp.	22,131	1,827,578
HealthEquity, Inc.(1)	18,907	1,543,378
Option Care Health, Inc.(1)	39,110	1,311,749
Progyny, Inc.(1)	18,615	710,162
R1 RCM, Inc.(1)	44,162	568,807
Tenet Healthcare Corp.(1)	22,423	2,356,882
		$12,741,133
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.	84,097	$1,189,972
Omega Healthcare Investors, Inc.	54,094	1,713,157

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	50,988	$ 753,093
		$ 3,656,222
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	26,939	$ 724,928
		$ 724,928
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	46,364	$ 810,906
		$ 810,906
Hotels, Restaurants & Leisure — 3.5%
Aramark	57,640	$1,874,453
Boyd Gaming Corp.	15,342	1,032,823
Choice Hotels International, Inc.	5,498	694,672
Churchill Downs, Inc.	14,988	1,854,765
Hilton Grand Vacations, Inc.(1)	15,736	742,897
Hyatt Hotels Corp., Class A	9,764	1,558,530
Light & Wonder, Inc.(1)	19,882	2,029,753
Marriott Vacations Worldwide Corp.	7,293	785,675
Penn Entertainment, Inc.(1)	32,855	598,290
Planet Fitness, Inc., Class A(1)	18,965	1,187,778
Texas Roadhouse, Inc.	14,746	2,277,815
Travel & Leisure Co.	15,990	782,870
Vail Resorts, Inc.	8,410	1,874,000
Wendy's Co.	36,889	694,989
Wingstop, Inc.	6,495	2,379,768
Wyndham Hotels & Resorts, Inc.	18,318	1,405,906
		$21,774,984
Household Durables — 2.2%
Helen of Troy Ltd.(1)	5,242	$604,088
KB Home	16,206	1,148,681
Leggett & Platt, Inc.	29,872	572,049
Taylor Morrison Home Corp.(1)	23,725	1,474,983
Tempur Sealy International, Inc.	38,038	2,161,319
Toll Brothers, Inc.	22,997	2,975,122
TopBuild Corp.(1)	6,969	3,071,447
Whirlpool Corp.	12,128	1,450,873
		$13,458,562
Independent Power and Renewable Electricity Producers — 1.0%
Ormat Technologies, Inc.	12,028	$796,133
Vistra Corp.	74,210	5,168,727
		$5,964,860
Industrial REITs — 1.2%
EastGroup Properties, Inc.	10,519	$1,891,001
First Industrial Realty Trust, Inc.	29,206	1,534,483
Rexford Industrial Realty, Inc.	46,610	2,344,483
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	40,294	$ 1,548,901
		$ 7,318,868
Insurance — 4.6%
American Financial Group, Inc.	14,429	$ 1,969,270
Brighthouse Financial, Inc.(1)	14,176	730,631
CNO Financial Group, Inc.	24,124	662,927
Erie Indemnity Co., Class A	5,507	2,211,446
Fidelity National Financial, Inc.	57,088	3,031,373
First American Financial Corp.	22,782	1,390,841
Hanover Insurance Group, Inc.	7,896	1,075,198
Kemper Corp.	13,504	836,168
Kinsale Capital Group, Inc.	4,861	2,550,761
Old Republic International Corp.	57,574	1,768,673
Primerica, Inc.	7,735	1,956,646
Reinsurance Group of America, Inc.	14,552	2,806,790
RenaissanceRe Holdings Ltd.	11,604	2,727,288
RLI Corp.	8,865	1,316,187
Selective Insurance Group, Inc.	13,378	1,460,476
Unum Group	40,089	2,151,176
		$28,645,851
Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	10,153	$640,045
ZoomInfo Technologies, Inc.(1)	65,408	1,048,490
		$1,688,535
IT Services — 0.8%
GoDaddy, Inc., Class A(1)	31,094	$3,690,236
Kyndryl Holdings, Inc.(1)	50,730	1,103,885
		$4,794,121
Leisure Products — 0.8%
Brunswick Corp.	15,194	$1,466,525
Mattel, Inc.(1)	77,994	1,545,061
Polaris, Inc.	11,721	1,173,507
YETI Holdings, Inc.(1)	19,208	740,468
		$4,925,561
Life Sciences Tools & Services — 1.2%
Azenta, Inc.(1)	12,297	$741,263
Bruker Corp.	20,476	1,923,516
Medpace Holdings, Inc.(1)	5,149	2,080,968
Repligen Corp.(1)	11,465	2,108,643
Sotera Health Co.(1)	27,584	331,284
		$7,185,674
Machinery — 4.8%
AGCO Corp.	13,723	$1,688,203
Chart Industries, Inc.(1)	9,271	1,527,119

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Crane Co.	10,785	$ 1,457,377
Donaldson Co., Inc.	26,647	1,989,998
ESAB Corp.	12,509	1,383,120
Flowserve Corp.	28,971	1,323,395
Graco, Inc.	37,268	3,483,067
ITT, Inc.	18,128	2,465,952
Lincoln Electric Holdings, Inc.	12,630	3,226,207
Middleby Corp.(1)	11,835	1,902,950
Oshkosh Corp.	14,443	1,801,187
RBC Bearings, Inc.(1)	6,422	1,736,188
Terex Corp.	14,860	956,984
Timken Co.	14,331	1,252,959
Toro Co.	22,929	2,100,984
Watts Water Technologies, Inc., Class A	6,043	1,284,440
		$29,580,130
Marine Transportation — 0.2%
Kirby Corp.(1)	13,049	$1,243,831
		$1,243,831
Media — 0.6%
Cable One, Inc.	1,021	$432,016
New York Times Co., Class A	36,128	1,561,452
Nexstar Media Group, Inc.	7,117	1,226,188
TEGNA, Inc.	43,490	649,740
		$3,869,396
Metals & Mining — 2.2%
Alcoa Corp.	39,406	$1,331,529
Cleveland-Cliffs, Inc.(1)	109,881	2,498,694
Commercial Metals Co.	25,813	1,517,030
MP Materials Corp.(1)(2)	32,272	461,489
Reliance, Inc.	12,690	4,240,744
Royal Gold, Inc.	14,505	1,766,854
U.S. Steel Corp.	49,247	2,008,293
		$13,824,633
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	110,771	$2,181,081
Starwood Property Trust, Inc.	65,702	1,335,722
		$3,516,803
Multi-Utilities — 0.2%
Black Hills Corp.	15,051	$821,785
Northwestern Energy Group, Inc.	13,466	685,823
		$1,507,608
Office REITs — 0.5%
COPT Defense Properties	25,239	$610,027
Cousins Properties, Inc.	33,468	804,571
Security	Shares	Value
Office REITs (continued)
Kilroy Realty Corp.	23,557	$ 858,181
Vornado Realty Trust	35,299	1,015,552
		$ 3,288,331
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	75,203	$ 1,057,354
Antero Resources Corp.(1)	62,378	1,808,962
Chesapeake Energy Corp.	24,599	2,185,129
Chord Energy Corp.	9,114	1,624,479
Civitas Resources, Inc.	18,842	1,430,296
CNX Resources Corp.(1)	33,472	793,956
DT Midstream, Inc.	21,396	1,307,296
Equitrans Midstream Corp.	95,664	1,194,843
HF Sinclair Corp.	34,567	2,086,810
Matador Resources Co.	24,464	1,633,461
Murphy Oil Corp.	31,989	1,461,897
Ovintiv, Inc.	55,720	2,891,868
PBF Energy, Inc., Class A	24,014	1,382,486
Permian Resources Corp.	101,581	1,793,921
Range Resources Corp.	53,280	1,834,431
Southwestern Energy Co.(1)	243,202	1,843,471
		$26,330,660
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	14,170	$1,189,005
		$1,189,005
Personal Care Products — 0.8%
BellRing Brands, Inc.(1)	29,023	$1,713,228
Coty, Inc., Class A(1)	82,690	988,972
e.l.f. Beauty, Inc.(1)	12,259	2,403,132
		$5,105,332
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(1)	13,901	$1,673,958
Perrigo Co. PLC	29,961	964,445
		$2,638,403
Professional Services — 2.6%
ASGN, Inc.(1)	10,422	$1,091,809
CACI International, Inc., Class A(1)	4,919	1,863,465
Concentrix Corp.	10,456	692,396
ExlService Holdings, Inc.(1)	36,415	1,157,997
Exponent, Inc.	11,177	924,226
FTI Consulting, Inc.(1)	7,680	1,615,027
Genpact Ltd.	36,415	1,199,874
Insperity, Inc.	7,820	857,150
KBR, Inc.	29,809	1,897,641
ManpowerGroup, Inc.	10,777	836,726
Maximus, Inc.	13,421	1,126,022

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paylocity Holding Corp.(1)	9,551	$ 1,641,435
Science Applications International Corp.	11,481	1,497,008
		$ 16,400,776
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(1)	10,504	$ 2,049,225
		$ 2,049,225
Residential REITs — 1.1%
American Homes 4 Rent, Class A	70,000	$ 2,574,600
Apartment Income REIT Corp.	31,861	1,034,526
Equity LifeStyle Properties, Inc.	41,155	2,650,382
Independence Realty Trust, Inc.	49,490	798,274
		$7,057,782
Retail REITs — 0.9%
Agree Realty Corp.	22,195	$1,267,778
Brixmor Property Group, Inc.	66,371	1,556,400
Kite Realty Group Trust	48,440	1,050,179
NNN REIT, Inc.	40,283	1,721,696
		$5,596,053
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	15,964	$430,389
Amkor Technology, Inc.	22,762	733,847
Cirrus Logic, Inc.(1)	11,901	1,101,557
Lattice Semiconductor Corp.(1)	30,476	2,384,137
MACOM Technology Solutions Holdings, Inc.(1)	12,095	1,156,766
MKS Instruments, Inc.	13,881	1,846,173
Onto Innovation, Inc.(1)	10,837	1,962,364
Power Integrations, Inc.	12,554	898,239
Rambus, Inc.(1)	23,738	1,467,246
Silicon Laboratories, Inc.(1)	7,017	1,008,483
Synaptics, Inc.(1)	8,655	844,382
Universal Display Corp.	9,620	1,620,489
Wolfspeed, Inc.(1)	27,916	823,522
		$16,277,594
Software — 2.4%
AppFolio, Inc., Class A(1)	4,500	$1,110,330
Aspen Technology, Inc.(1)	6,188	1,319,777
Blackbaud, Inc.(1)	9,263	686,759
Commvault Systems, Inc.(1)	9,680	981,842
Dolby Laboratories, Inc., Class A	13,150	1,101,576
Dropbox, Inc., Class A(1)	56,565	1,374,529
Dynatrace, Inc.(1)	52,947	2,458,859
Manhattan Associates, Inc.(1)	13,593	3,401,376
Qualys, Inc.(1)	8,122	1,355,318
Teradata Corp.(1)	21,594	835,040
		$14,625,406
Security	Shares	Value
Specialized REITs — 1.7%
CubeSmart	49,649	$ 2,245,128
EPR Properties	16,893	717,108
Gaming and Leisure Properties, Inc.	58,903	2,713,661
Lamar Advertising Co., Class A	19,337	2,309,031
National Storage Affiliates Trust	17,060	668,070
PotlatchDeltic Corp.	17,524	823,978
Rayonier, Inc.	30,124	1,001,322
		$ 10,478,298
Specialty Retail — 4.1%
AutoNation, Inc.(1)	5,727	$948,277
Burlington Stores, Inc.(1)	14,100	3,273,879
Dick's Sporting Goods, Inc.	12,828	2,884,504
Five Below, Inc.(1)	12,171	2,207,576
Floor & Decor Holdings, Inc., Class A(1)	23,531	3,050,088
GameStop Corp., Class A(1)	59,972	750,850
Gap, Inc.	47,877	1,319,011
Lithia Motors, Inc.	6,076	1,828,025
Murphy USA, Inc.	4,181	1,752,675
Penske Automotive Group, Inc.	4,377	709,030
RH(1)	3,413	1,188,612
Valvoline, Inc.(1)	28,590	1,274,256
Williams-Sonoma, Inc.	14,163	4,497,178
		$25,683,961
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	65,497	$3,405,189
		$3,405,189
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	25,661	$1,162,443
Carter's, Inc.	8,131	688,533
Columbia Sportswear Co.	7,615	618,186
Crocs, Inc.(1)	13,373	1,923,038
PVH Corp.	13,151	1,849,162
Skechers USA, Inc., Class A(1)	29,498	1,807,048
Under Armour, Inc., Class A(1)	42,322	312,336
Under Armour, Inc., Class C(1)	42,708	304,935
		$8,665,681
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	8,527	$1,684,509
Core & Main, Inc., Class A(1)	37,616	2,153,517
GATX Corp.	7,828	1,049,187
MSC Industrial Direct Co., Inc., Class A	10,074	977,581
Watsco, Inc.	6,897	2,979,296
WESCO International, Inc.	9,699	1,661,244
		$10,505,334

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	55,490	$ 2,055,904
		$ 2,055,904
Total Common Stocks (identified cost $393,595,498)		$602,320,732

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
SPDR S&P MidCap 400 ETF Trust	13,000	$ 7,233,200
Total Exchange-Traded Funds (identified cost $6,045,979)		$ 7,233,200

Short-Term Investments — 2.4%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	11,381,094	$ 11,381,094
Total Affiliated Fund (identified cost $11,381,094)		$ 11,381,094
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(4)	1,244,223	$ 1,244,223
Total Securities Lending Collateral (identified cost $1,244,223)		$ 1,244,223

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(5)	$2,000	$ 1,948,441
Total U.S. Treasury Obligations (identified cost $1,947,892)		$ 1,948,441
Total Short-Term Investments (identified cost $14,573,209)		$ 14,573,758
Total Investments — 100.3% (identified cost $414,214,686)		$624,127,690

Other Assets, Less Liabilities — (0.3)%	$ (1,610,054)
Net Assets — 100.0%	$622,517,636

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $1,839,164 and the total market value of the collateral received by the Fund was $1,959,016, comprised of cash of $1,244,223 and U.S. government and/or agencies securities of $714,793.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	42	Long	6/21/24	$12,925,080	$465,110
					$465,110

Abbreviations:
REITs	– Real Estate Investment Trusts
During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $11,381,094, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,638,718	$14,171,795	$(13,429,419)	$ —	$ —	$11,381,094	$62,170	11,381,094

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$602,320,732(1)	$ —	$ —	$602,320,732
Exchange-Traded Funds	7,233,200	—	—	7,233,200
Short-Term Investments:
Affiliated Fund	11,381,094	—	—	11,381,094
Securities Lending Collateral	1,244,223	—	—	1,244,223
U.S. Treasury Obligations	—	1,948,441	—	1,948,441
Total Investments	$622,179,249	$1,948,441	$ —	$624,127,690
Futures Contracts	$465,110	$ —	$ —	$465,110
Total	$622,644,359	$1,948,441	$ —	$624,592,800

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P MidCap 400® Index Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.